Exchange Agreement with VisionWave Holdings, Inc (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands					6 Months Ended
	Jun. 24, 2026 ILS (₪)	Jun. 24, 2026 USD ($) $ / shares shares	Mar. 05, 2026 ILS (₪) shares	Mar. 05, 2026 USD ($) shares	Jun. 30, 2026 ILS (₪) ₪ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 ILS (₪) ₪ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 22, 2026 shares	Jun. 30, 2025 USD ($) shares
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
Company issued (in Dollars) | $									$ 7,000
Percentage common stock					10.00%	10.00%
Trading days					10 days	10 days
Aggregate fair value							₪ 14,117	$ 4,740
Price pre share (in Dollars per share) | (per share)		$ 5.34			₪ 0.01		₪ 0.01
Loss amount of change in fair value							₪ 3,270	$ 1,100
Share based payment					₪ 7,500	$ 3,000
Exchange Agreements [Member]
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
Percentage of issued and outstanding share capital			19.99%	19.99%					51.00%
Restricted Share Unit [Member]
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
Ordinary shares issued			365,610	365,610					543,072
VisionWave [Member]
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
Percentage of issued and outstanding share capital									30.00%
Ordinary shares issued										384,450
Aggregate fair value	₪ 10,345	$ 3,500	₪ 7,042	$ 2,260	₪ 14,117	$ 4,740
ordinary shares issues										16,608,240,000
Aggregate restricted shares					1,310,861	1,310,861
Loss amount of change in fair value					₪ 3,270	$ 1,100
American Depositary Shares [Member]
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
Company issued (in Dollars)							₪ 17,387				$ 4,700
ordinary shares issues							37,871,020,800				37,871,020,800
American Depositary Shares [Member] | Extraordinary General Meeting [Member]
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
ordinary shares issues			6,418,828,800	6,418,828,800
American Depositary Shares [Member] | Milestone Exchange Agreement [Member]
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
ordinary shares issues										31,452,192,000
American Depositary Shares [Member] | Restricted Share Unit [Member]
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
Ordinary shares issued			148,584	148,584						728,060
Aggregate restricted shares							876,644	876,644
Adrian Holdings S.R.L [Member]
Exchange Agreement with VisionWave Holdings, Inc [Line Items]
Ordinary shares issued		945,251								343,610
ordinary shares issues										14,843,952,000